Commitments and contingencies - Summary of capital expenditure contracted for at the end of the year but not yet incurred (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Capital Commitment	¥ 0	¥ 7,007
Purchase of automobiles for future leases [Member]
Capital Commitment	¥ 0	¥ 7,007